Preparation Of Interim Financial Statements (Consolidated Statements of Income) (Details) - USD ($) $ in Millions	3 Months Ended									12 Months Ended
	Dec. 31, 2018 [1]	Sep. 30, 2018	Jun. 30, 2018 [1]	Mar. 31, 2018 [1]	Dec. 31, 2017	[1],[2]	Sep. 30, 2017	Jun. 30, 2017 [1]	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Other cost of revenues										$ 32,906	$ 37,942	$ 38,582
Selling, general and administrative										36,765	35,465	36,845
Operating Income (Loss)	$ 6,160	$ 7,269	$ 6,466	$ 6,201	$ 1,281		$ 5,807	$ 6,526	$ 6,356	26,096	19,970	23,543
Other income (expense) - net										6,782	1,597	1,081
Profit Loss	$ 5,130	$ 4,816	$ 5,248	$ 4,759	$ 19,136		$ 3,123	$ 4,014	$ 3,574	19,953	29,847	13,333
Historical Accounting Method [Member] | Adjustments for New Accounting Pronouncement [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Other cost of revenues										31,533	37,511	38,276
Selling, general and administrative										32,416	34,917	36,347
Operating Income (Loss)										31,818	20,949	24,347
Other income (expense) - net										1,060	618	277
Profit Loss										19,953	29,847	13,333
Effect of Adoption [Member] | ASU 2017-07
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Other cost of revenues										1,373	431	306
Selling, general and administrative										4,349	548	498
Operating Income (Loss)										(5,722)	(979)	(804)
Other income (expense) - net										5,722	979	804
Profit Loss										$ 0	$ 0	$ 0

[1]	Includes actuarial gains and losses on pension and postretirement benefit plans (Note 14).
[2]	Includes an asset abandonment charge (Note 7) and the impact of federal corporate income tax reform (Note 13).